Loans and Allowance for Credit Losses, PCI, by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	$ 19,259	$ 21,813
Purchased Credit-Impaired Loans [Member] | Residential Mortgage [Member]
By LTV/CLTV:
0-60%	5,469	4,343
60.01-80%	10,101	11,335
80.01-100%	6,379	7,843
100.01-120%	1,815	2,481
Greater than 120%	594	1,024
No LTV/CLTV available	6	10
Total consumer PCI loans (adjusted unpaid principal balance)	24,364	27,036
Total PCI loans (carrying value)	19,259	21,813
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
0-60%	5,437	4,309
60.01-80%	10,036	11,264
80.01-100%	6,299	7,751
100.01-120%	1,779	2,437
Greater than 120%	579	1,000
No LTV/CLTV available	5	9
Total consumer PCI loans (adjusted unpaid principal balance)	24,135	26,770
Total PCI loans (carrying value)	19,190	21,712
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
0-60%	32	34
60.01-80%	65	71
80.01-100%	80	92
100.01-120%	36	44
Greater than 120%	15	24
No LTV/CLTV available	1	1
Total consumer PCI loans (adjusted unpaid principal balance)	229	266
Total PCI loans (carrying value)	$ 69	$ 101